UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

____________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

PEAR 2020-1, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:	0001833973
Central Index Key Number of issuing entity (if applicable):	0001834068
Central Index Key Number of underwriter (if applicable):	N/A

Gary Amos Chief Executive Officer (212) 792-8104
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 30, 2020

Golden Pear Funding AssetCo, LLC, as Depositor

By:	/s/ Gary Amos
Name:	Gary Amos
Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description
99.1	Consultant Report of CBIZ MHM, LLC, dated November 25, 2020

Exhibit 99.1

Golden Pear Funding AssetCo, LLC

Golden Pear Funding OpCo, LLC

PEAR 2020-1, LLC

Golden Pear Securitization, Series 2020-1

Consultant Report

November 25, 2020

For information related to this report, contact:

CBIZ MHM, LLC

401 Plymouth Road, Suite 200

Plymouth Meeting, PA 19462

M. Michael Aquino	Kristin D. Stanton
Lead Managing Director	Senior Manager
(610) 862-2737	(610) 862-2205
maquino@cbiz.com	kstanton@cbiz.com

This Report is for CLIENT’s Internal Use Only and Should Not Be Relied Upon By Any Third Party.

Golden Pear Funding AssetCo, LLC	Consulting Report

Consultant Engagement

Client and Seller Name:	Golden Pear Funding AssetCo, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Company and Issuer Address:	PEAR 2020-1, LLC
525 Washington Blvd., Suite 2015
Jersey City, NJ 07310

Client and Company Principal Contact:	Dan Amsellem

Client and Company Phone Number:	212-792-8104

	Consultants:	Tara Haurin
Kristin D. Stanton
Marialuisa Veneziale

	Report Date:	November 25, 2020

	Engagement Dates:	October 28 – November 25, 2020

Client and Company Contact: Dan Amsellem – Chief Financial Officer

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Golden Pear Funding AssetCo, LLC	Consulting Report

November 25, 2020

PRIVATE & CONFIDENTIAL

Mr. Dan Amsellem

Golden Pear Funding

Chief Financial Officer

525 Washington Blvd, Suite 2015

Jersey City, NJ 07310

Dear Mr. Amsellem:

Please find our enclosed Consultant Report (“the Report”) which was prepared at the request of Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP OpCo” or “Servicer”) and PEAR 2020-1, LLC (“Issuer” or “Company”) in connection with the Preliminary Private Placement Memorandum of Golden Pear Securitization, Series 2020-1 (“PPM”), which date still needs to be determined (“Transaction”) and in accordance with the terms of our Engagement Letter dated October 16, 2020.

Client Acknowledgements

By acceptance of the Report, you acknowledge that (1) you have determined that the procedures we performed are the procedures that you requested us to perform, that you are solely responsible for the sufficiency of such procedures for your purposes, and that you do not require us to perform any further procedures, (2) we make no representations and express no opinion as to the sufficiency of the procedures for your purposes and had we performed additional procedures, other matters might have come to our attention that would have been reported to you, (3) the procedures that we performed should not be taken to supplant additional inquiries and procedures that you should undertake in your evaluation of the Transaction, (4) you have made available to us all financial records and related data that you received from the Company that you believe are necessary for us to complete our procedures, and (5) the decision whether to consummate the Transaction lies solely with you, and neither our work nor our findings shall in any way constitute a recommendation whether you should or should not consummate the Transaction, or on what terms.

Limitations of Procedures

The procedures we performed do not constitute, in accordance with generally accepted auditing or other applicable professional standards, (1) an audit, review, or compilation of the Company’s historical financial statements or specified elements, accounts or items thereof as per the attestation standards established by the American Institute of Certified Public Accountants, (2) an examination or compilation of the Company’s prospective financial information, (3) an appraisal of the Company or of any of the Company’s assets or liabilities or (4) an examination of the Company’s internal controls, and, accordingly, we express no opinion, limited assurance or any other form of assurance thereon and our work cannot be relied upon to disclose errors, fraud or illegal acts that may exist.

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Golden Pear Funding AssetCo, LLC	Consulting Report

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement Scope Procedures or Report was intended to address, nor did they address, the following:

(i)	the value of collateral securing such assets;
(ii)	the compliance of the originator of the assets with federal, state, and local laws and regulations; or

(iii)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

We have not verified the information we obtained or presented in the Report, unless specified therein.

Use of the Report

This letter and the Report are solely for your information and internal use and to assist you in the evaluation of the Transaction. You agree that without the prior written consent of CBIZ MHM, LLC (“CBIZ” or “Consultant(s)”), you will not circulate, quote or otherwise refer to this Report or a copy of all or any portion thereof. Notwithstanding the foregoing, you may provide copies of the Report in accordance with the terms and conditions set forth in the Engagement Letter dated October 16, 2020 and to your legal representatives or other professional advisors solely for their informational use in connection with the Transaction provided that (1) this letter shall be attached at the front of the Report at the time of disclosure, and (2) any such legal representative or other professional advisor has agreed to keep the Report confidential and fully releases CBIZ from any liability arising out of, or in reliance upon, this Report.

Updating the Report

We have no responsibility to update this letter or the Report for events or circumstances occurring after the date of this letter.

Very truly yours,

CBIZ MHM, LLC

By:
M. Michael Aquino, Lead Managing Director

CBIZ MHM, LLC

THIS REPORT IS FOR CLIENT’S INTERNAL USE ONLY AND SHOULD NOT BE RELIED UPON BY ANY THIRD PARTY

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Golden Pear Funding AssetCo, LLC	Consulting Report

Legal Notice

This Report is provided solely to Client for its internal use and information, pursuant to our Engagement Letter dated October 16, 2020 with no third party beneficiaries being created thereby, and is subject in all respects to the terms and conditions of that letter, including restrictions on disclosure of this Report to third parties.

If this Report is received by anyone other than Client, the recipient is placed on notice that the attached Report has been prepared solely for Client for their internal use and this Report and its contents may not be shared with or disclosed to anyone without the express written consent of Client and CBIZ. CBIZ shall have no liability, and shall pursue all available legal and equitable remedies against recipient, for the unauthorized use or distribution of this Report to third parties.

Legal Representation

Client acknowledges and agrees that it is responsible for its own legal representation and guidance related to the Transaction and that it will consult its own legal resources before acting upon any deliverables CBIZ provides under this Report. Client further acknowledges and agrees CBIZ is not a law firm and is not providing legal advice or analysis and that CBIZ has not engaged legal counsel with respect to the services, and that matters of legal interpretation are beyond the scope of the services. CBIZ expressly disclaims any and all responsibility for the accuracy, adequacy, completeness or appropriateness of any legal document, relating to the Transaction or otherwise, reviewed during the performance of services as outlined herein.

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Golden Pear Funding AssetCo, LLC	Consulting Report

General Information

During this engagement, the Consultants conducted discussions with the following Company personnel:

Individual	Title	Tenure
Dan Amsellem	Chief Financial Officer	5 years
Maria Ocasio	VP of Portfolio Management	2 years

Report-Specific Terminology

The following abbreviated terminology is used at times throughout this Report:

• Client, GP AssetCo, or Seller	Golden Pear Funding AssetCo, LLC
• GP OpCo or Servicer	Golden Pear Funding OpCo, LLC
• Issuer or Company	PEAR 2020-1, LLC
• M	$000s
• MM	$000,000s
• PPM	Preliminary Private Placement Memorandum, date TBD
• Final PPM	Final Private Placement Memorandum, date TBD
• Transaction	Golden Pear Securitization, Series 2020-1
• Case Cash	JV Partner of Golden Pear

Other Notes

Throughout the various tables presented in the report and accompanying exhibits, slight differences in totals may exist due to rounding occurrences. Any material variances that may occur are discussed within the body of the report.

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Golden Pear Funding AssetCo, LLC	Consulting Report

TABLE OF CONTENTS

SCOPE OF SERVICES	9

A. RESULTS OF TESTING	12

EXHIBITS

A.1       DATA INTEGRITY TEST FOR ADVANCES

A.2        RECALCULATION OF SCOPE OF SERVICES STEPS 3 & 4

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Golden Pear Funding AssetCo, LLC	Consulting Report

STATEMENT OF WORK

PURSUANT TO THE ENGAGEMENT LETTER
DATED OCTOBER 16, 2020 BY AND BETWEEN
CBIZ MHM, LLC (“CBIZ”)
AND GOLDEN PEAR FUNDING ASSETCO, LLC (“GP ASSETCO”, “SELLER”, “YOU”, OR THE “CLIENT”), GOLDEN PEAR FUNDING OPCO, LLC (GP OPCO” OR “SERVICER”) AND PEAR 2020-1, LLC (“ISSUER” OR “COMPANY”)

Relevant Entities:

Golden Pear Funding AssetCo, LLC (“GP AssetCo”, “Seller”, “you” or the “Client”), Golden Pear Funding OpCo, LLC (“GP OpCo” or “Servicer”) and PEAR 2020-1, LLC (“Issuer” or “Company”)

Time Periods to be tested:

Data Tape as of September 30, 2020

Location:

Testing to be performed remotely in CBIZ’s office

Additional Request:

Document all discussions with and inquiries of management.

Note: Samples are selected as noted in the Statement of Work.

Consultant report should provide for glossary of defined terms which will serve as a point of reference for all capitalized terms found in the consulting report.

Consultant report should provide for a table listing individuals at the Client and Company that provided assistance and/or are referenced in the Consultant report. Table should provide for the following: name, title, phone number, affiliation, and tenure.

Note that the names of Obligors should remain anonymous in documenting test results.

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Golden Pear Funding AssetCo, LLC	Consulting Report

SCOPE OF SERVICES

CBIZ to perform the following procedures to verify the completeness and accuracy of the litigation funding lien assets (“Receivables Pool”) included in the data tape utilized for the Preliminary Private Placement Memorandum of Golden Pear Securitization, Series 2020-1 (“PPM”), which date still needs to be determined (“Transaction”) (“Data Tape”) as of the effective date of September 30, 2020 (“Effective Date”).

CBIZ will judgmentally sample 100 selected assets from the Date Tape (“Sample Group”).

CBIZ will perform the following procedures.

A.	From the September 30 2020 Data Tape provided by the Client, judgmentally select the Sample Group and perform the below data integrity test (the “Data Integrity Review”). For items marked below as “confirm”, note whether the item is noted as part of the underlying source documentation. For items marked as “compare”, agree the item on the Data Tape to the Servicer’s underlying operating system. For items marked as “recalculate”, recalculate the noted item listed below for accuracy:

1.	Perform the following to verify the existence of the Receivable asset:

a.	Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape.

b.	Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company.

c.	Compare advance type per the Data Tape to the CSS or accounting records.

d.	Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system).

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.

b.	Recalculate months since most recent advance date for each selection and agree to the Data Tape information.

c.	Compare the Raw Claim Type as shown in the Data Tape to the accounting records.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 20% of the Eligible Receivable Balance;

b.	The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed 2% of the Eligible Receivable Balance;

c.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 25% of the aggregate Eligible Receivable Balance

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Golden Pear Funding AssetCo, LLC	Consulting Report

d.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 15% of the of the aggregate Eligible Receivable Balance

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal CSS Balance related to a single plaintiff does not exceed $1,185,000;

b.	The weighted average age of all Receivables does not exceed 15 months based on the most recent advance date;

c.	The average Outstanding Principal CSS Balance of all Receivables is less than $5,000;

d.	The oldest advance does not exceed 115 months from the date of the most recent funding date

5.	For the Sample Group, Compare the Raw Primary Carrier as shown in the Data Tape to the accounting records or CSS.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	Agree the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.

b.	Recalculate the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy.

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM and Final Private Placement Memorandum.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type

iii.	Principal Balance per Unique Obligor

iv.	Injury Type

v.	Payment Source

vi.	NAIC

vii.	Law Firm

viii.	Month from Earliest Advance

ix.	Month from Most Recent Advance

x.	Case Worth Ratio

xi.	Plaintiff State

7.	Agree the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM and Final Private Placement Memorandum.

8.	Agree the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM.

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Golden Pear Funding AssetCo, LLC	Consulting Report

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool

b.	Advance Type

c.	Principal Balance per Unique Obligor

d.	Injury Type

e.	Payment Source

f.	NAIC

g.	Law Firm

h.	Month from Earliest Advance.

i.	Month from Most Recent Advance

j.	Case Worth Ratio

k.	Plaintiff State

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Golden Pear Funding AssetCo, LLC	Consulting Report

A. Data Integrity Review

The Client provided a month-end electronic data file as of September 30, 2020 for all Pledged Receivables. The Consultants judgmentally selected a sample of 100 assets (“Sample Group”).

All 100 pledged Receivables were tested according to the requested Scope procedures. The schedule for the Data File Integrity Test can be found as Exhibit A.1.

The Consultants noted the following results amongst the sampled 100 Pledged Receivables based on inquiry of management and testing:

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
1. Perform the following to verify the existence of the Receivable asset:
a. Confirm the contract advance amount (net of any partial payments, if any) per the legal contract to the principal amount per the Data Tape	100	0	0%
b. Compare the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) or accounting system for the Company	100	1	1%
c. Compare advance type per the Data Tape to the CSS or accounting records	100	0	0%
d. Confirm contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system)	100	1	1%
2. Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:
a. Compare the most recent advance date reported in the Data Tape to the accounting records or CSS by inspecting trial balance report from CSS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CSS report.	100	2	2%
b. Recalculate months since most recent advance for each selection and agree to the Data Tape	100	1	1%
c. Compare Raw Claim Type as shown in the Data Tape to the accounting records	100	0	0%

1.	Perform the following to verify the existence of the Receivable asset:

a.	The Consultants Confirmed the contract advance amount per legal contract to the principal amount per the Data Tape without exception.

b.	The Consultants Compared the claimant funded date reported in the Data Tape to the Client’s Servicing System (“CSS”) with one (1) exception. The funded date per the system screenshot received did not agree to the funded date on the data tape. Per management, in cases where Case Cash funds a client first and Golden Pear purchases that funding at a later date, in the data tape, Golden Pear uses the date of the purchase as the Date Funded.

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Golden Pear Funding AssetCo, LLC	Consulting Report

c.	The Consultants Compared advance type per the Data Tape to the CSS without exception.

d.	The Consultants Confirmed the contract advance amount reported in the Data Tape to proof of payment (e.g. check copy, wire confirmation, bank statements or accounting system) with one (1) exception. While confirming the advanced amount with the check copies provided by the Company, the Consultants were unable to agree one advance. Per management, the difference ($1,000) was the administrative fee; however, the Company did not provide the additional backup to agree to the advance amount.

2.	Verify accuracy of the reported aging of the Receivables Pool included in the Data Tape as follows:

a.	The Consultants Compared the most recent advance date reported in the Data Tape to the accounting records by inspecting trial balance report from CCS and determining that the most recent date of funding agrees to the most recent funded date for that ID in the CCS report with two (2) exceptions. Management stated that in cases where Case Cash funds a client first and Golden Pear purchases that funding at a later date, in the data tape, Golden Pear uses the date of purchase as the Date Funded.
b.	The Consultants recalculated months since most recent advance date for each selection and agreed to the Data Tape information with one (1) exception. The most recent advance date per the data tape and the most recent advance date shown on the system screenshot provided were different because the advance was funded before any of the underwriting information was entered into the system (see management’s explanation in Section A.2.a above).
c.	The Consultants Compared the Raw Claim Type as shown in the Data Tape to the accounting records without exception.

3.	Recalculate amounts reported in the testing tab to determine that:

a.	The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 20% of the Eligible Receivable Balance was recalculated without exception.

b.	The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed 2% of the Eligible Receivable Balance without exception.
c.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 25% of the aggregate Eligible Receivable Balance without exception.
d.	The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 15% of the of the aggregate Eligible Receivable Balance without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

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Golden Pear Funding AssetCo, LLC	Consulting Report

4.	Recalculate amounts reported as exclusions in the Summary tab to determine that:

a.	The Outstanding Principal CSS Balance related to a single plaintiff does not exceed $1,185,000 without exception.
b.	The weighted average age of all Receivables does not exceed 15 months based on the most recent advance date without exception.
c.	The average Outstanding Principal CSS Balance of all Receivables is less than $5,000 without exception.
d.	The oldest advance does not exceed 115 months from the date of the most recent funding date without exception.

As noted above, all recalculations were completed without exception. See Exhibit A.2.

5.	For the 100 assets, the Consultants Compared the Raw Primary Carrier as shown in the Data Tape to the accounting records with two (2) exceptions.

DATA INTEGRITY REVIEW	SAMPLE SIZE	EXCEPTIONS FOUND	%
Compare Raw Primary Carrier as shown in the Data Tape to the accounting records	100	2	2%

Per management, the Raw Primary insurance carrier can change from underwriting to booking as was the case with these two findings.

6.	Recalculate individual tables and agree them to the tables as shown in the PPM using the Indicative Portfolio & Strats data file provided by the Client:

a.	The Consultants agreed the Individual and Unique Plaintiffs advance/case count totals and the total Portfolio Principal Advance Amount in the schedules included in the Indicative Portfolio & Strats data file provided by the Client to the Data Tape.
b.	The Consultants recalculated the formulas in the following tables included in the Indicative Portfolio & Strats data file provided by the Client for accuracy without exception.

i.	PPM Bracket Items – This tab lists the items to be tested and the corresponding page number in the Preliminary PPM and Final Private Placement Memorandum.

For the Litigation Strats, recalculate the following for accuracy:

i.	Composition of the Receivable Pool

ii.	Advance Type
iii.	Principal Balance per Unique Obligor
iv.	Injury Type
v.	Payment Source
vi.	NAIC
vii.	Law Firm
viii.	Month from Earliest Advance
ix.	Month from Most Recent Advance
x.	Case Worth Ratio
xi.	Plaintiff State

The above Litigation Strats were recalculated without exception.

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Golden Pear Funding AssetCo, LLC	Consulting Report

7.	The Consultants agreed the values in the PPM Bracket Items table in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in the Preliminary PPM and Final Private Placement Memorandum without exception.

8.	The Consultants agreed the following tables in the Indicative Portfolio & Strats data file provided by the Client to the corresponding items in Appendix A of the Preliminary PPM without exception.

For the Litigation Strats, agree the following as per aforementioned:

a.	Composition of the Receivable Pool
b.	Advance Type
c.	Principal Balance per Unique Obligor
d.	Injury Type
e.	Payment Source
f.	NAIC
g.	Law Firm
h.	Month from Earliest Advance.
i.	Month from Most Recent Advance
j.	Case Worth Ratio
k.	Plaintiff State

The above Litigation Strats were agreed as per the aforementioned without exception.

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Golden Pear Data Integrity Review September 30, 2020 Exhibit A.1 Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier TRUE TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Data Integrity Review September 30, 2020 Exhibit A.1 Compare Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 1 1 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Data Integrity Review September 30, 2020 Exhibit A.1 Compare Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Data Integrity Review September 30, 2020 Exhibit A.1 Compare Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation. Golden Pear Data Integrity Review September 30, 2020 Exhibit A.1 Compare Funded Date Most Recent Advance Date Recalc Months Since Last Advance Advance Type Injury/Case Type (Raw Claim Type) Raw Primary Carrier TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE 1 TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE TRUE **1: Please refer to the body of the report for an explanation.

Golden Pear Funding Assetco, LLC Exhibit A.2 Recalculations Scope of Services Steps 3 & 4 As of 9/30/2020 Per Company Per Consultant Pool Balance - Funded Amount 60,002,042.27 60,002,042.27 Description per Scope of Services Per Company 3. Recalculate amounts reported in the testing tab to determine that: Limit Per Company Recalculated Based Upon Combined Pool Concentration Limit Agreed to Scope of Services Notes a. The aggregate Outstanding Principal CSS Balance of all Receivables related to plaintiffs represented by the same Lawyer does not exceed 20% of the Eligible Receivable Balance; 20.00% 15.87% 15.87% YES b. The aggregate Outstanding Principal CSS Balance of all Receivables related to unique obligors does not exceed 2% of the Eligible Receivable Balance; 2.00% 1.97% 1.97% YES c. The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-1 by the National Association of Insurance Commissioners does not exceed 25% of the aggregate Eligible Receivable Balance 25.00% 16.44% 16.44% YES d. The aggregate Outstanding Principal CSS Balance of all Receivables with an Obligor which has either (i) no long-term senior unsecured debt rating or (ii) a long-term senior unsecured debt rating and/or financial strength rating of below NAIC-2 by the National Association of Insurance Commissioners, does not exceed 15% of the of the aggregate Eligible Receivable Balance 15.00% 14.14% 14.14% YES Description per Scope of Services Per Company 4. Recalculate amounts reported as exclusions in the Summary tab to determine that: Limit Per Company Recalculated Based Upon Combined Pool Concentration Limit Agreed to Scope of Services Notes a. The Outstanding Principal CSS Balance related to a single plaintiff does not exceed $1,185,000; 1,185,000.00$ 1,183,406.61$ 1,183,406.61$ YES b. The weighted average age of all Receivables does not exceed 15 months based on the most recent advance date; 15 months 10.43 months 10.43 months YES c. The average Outstanding Principal CSS Balance of all Receivables is less than $5,000; 5,000.00$ 4,705.30$ 4,705.30$ YES d. The oldest advance does not exceed 115 months from the date of the most recent funding date 115 months 111.5 months 111.5 months YES Per Consultant Per Consultant